Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Value Index Fund

July 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

EMV-QTLY-0921
1.9898213.101

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Bailiwick of Jersey - 0.4%
Polymetal International PLC	336,243	$7,305,115
Bermuda - 0.3%
Brilliance China Automotive Holdings Ltd. (a)	2,288,000	2,149,283
Kunlun Energy Co. Ltd.	4,810,000	4,159,384

TOTAL BERMUDA		6,308,667

Brazil - 4.3%
Banco do Brasil SA	1,730,900	10,511,855
BRF SA (b)	872,700	4,292,915
CCR SA	1,340,300	3,345,442
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	412,800	2,810,519
Hypermarcas SA	476,300	3,260,230
JBS SA	1,141,000	7,021,370
Petrobras Distribuidora SA	872,700	4,747,005
Telefonica Brasil SA	531,200	4,203,092
TIM SA	964,800	2,096,968
Vale SA	1,684,700	35,180,334

TOTAL BRAZIL		77,469,730

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	126,298	2,619,421
Cayman Islands - 14.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	405,007	79,053,316
China Conch Venture Holdings Ltd.	1,983,000	7,234,200
China Hongqiao Group Ltd.	2,037,500	2,700,533
China Resources Cement Holdings Ltd.	2,612,000	2,154,497
China Yongda Automobiles Services Holdings Ltd.	1,669,500	3,110,783
Country Garden Holdings Co. Ltd.	8,673,000	8,481,988
Geely Automobile Holdings Ltd.	6,880,000	22,974,206
Hengan International Group Co. Ltd.	845,000	5,018,144
JOYY, Inc. ADR	67,952	3,632,034
Kingboard Chemical Holdings Ltd.	815,000	4,268,416
Meituan Class B (b)(c)	574,900	15,908,303
Momo, Inc. ADR	203,527	2,521,700
Sunac China Holdings Ltd.	2,125,000	5,509,963
Tencent Holdings Ltd.	1,216,800	73,382,954
Tingyi (Cayman Islands) Holding Corp.	2,242,000	4,039,042
Vipshop Holdings Ltd. ADR (b)	467,065	7,767,291
WH Group Ltd. (c)	11,400,000	9,447,250
Xinyi Glass Holdings Ltd.	3,075,000	11,475,136
Zhen Ding Technology Holding Ltd.	744,000	2,792,390

TOTAL CAYMAN ISLANDS		271,472,146

Chile - 0.4%
Cencosud SA	1,625,683	2,948,523
Empresas COPEC SA	40,558	350,060
Falabella SA	909,177	3,534,227

TOTAL CHILE		6,832,810

China - 13.2%
Agricultural Bank of China Ltd. (H Shares)	34,157,000	11,383,982
Anhui Conch Cement Co. Ltd. (H Shares)	1,428,000	6,826,557
Bank of China Ltd. (H Shares)	70,838,000	24,615,528
Bank of Communications Co. Ltd. (H Shares)	25,798,000	14,938,716
CGN Power Co. Ltd. (H Shares) (c)	12,261,000	2,650,635
China Cinda Asset Management Co. Ltd. (H Shares)	10,635,000	1,806,451
China CITIC Bank Corp. Ltd. (H Shares)	14,019,000	6,277,851
China Construction Bank Corp. (H Shares)	48,043,000	33,464,057
China Galaxy Securities Co. Ltd. (H Shares)	4,188,000	2,188,000
China Life Insurance Co. Ltd. (H Shares)	7,317,000	12,195,571
China Minsheng Banking Corp. Ltd. (H Shares)	7,027,500	2,857,608
China National Building Materials Co. Ltd. (H Shares)	4,672,000	5,050,063
China Railway Group Ltd. (H Shares)	4,670,000	2,163,386
China Shenhua Energy Co. Ltd. (H Shares)	4,105,500	7,766,013
China Tower Corp. Ltd. (H Shares) (c)	56,358,000	7,469,775
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	4,052,800	6,101,769
Dongfeng Motor Group Co. Ltd. (H Shares)	2,964,000	2,624,106
Great Wall Motor Co. Ltd. (H Shares)	3,699,500	17,780,679
Guangzhou Automobile Group Co. Ltd. (H Shares)	3,406,000	2,945,294
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,897,200	1,662,551
Industrial & Commercial Bank of China Ltd. (H Shares)	48,027,000	26,669,076
People's Insurance Co. of China Group Ltd. (H Shares)	9,368,000	2,905,217
PetroChina Co. Ltd. (H Shares)	25,488,000	10,647,412
PICC Property & Casualty Co. Ltd. (H Shares)	8,334,000	6,734,849
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	10,553,000	6,817,017
Sinopharm Group Co. Ltd. (H Shares)	1,620,400	4,253,702
Weichai Power Co. Ltd. (H Shares)	2,347,000	5,134,247
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	661,200	5,156,086

TOTAL CHINA		241,086,198

Czech Republic - 0.1%
CEZ A/S	61,879	1,718,313
Egypt - 0.1%
Commercial International Bank SAE (b)	356,568	1,296,632
Greece - 0.2%
Jumbo SA	75,596	1,201,655
Mytilineos SA	102,779	1,906,854

TOTAL GREECE		3,108,509

Hong Kong - 2.1%
China Everbright International Ltd.	4,300,000	2,329,514
China Merchants Holdings International Co. Ltd.	1,630,000	2,269,497
China Overseas Land and Investment Ltd.	4,494,500	9,427,221
China Resources Power Holdings Co. Ltd.	2,150,000	3,701,769
China Taiping Insurance Group Ltd.	1,735,000	2,438,018
CSPC Pharmaceutical Group Ltd.	8,324,000	11,225,561
Lenovo Group Ltd.	7,456,000	6,946,390

TOTAL HONG KONG		38,337,970

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	35,838	285,607
Richter Gedeon PLC	163,739	4,494,059

TOTAL HUNGARY		4,779,666

India - 12.3%
Adani Total Gas Ltd. (b)	12,576	150,984
Aurobindo Pharma Ltd.	335,654	4,138,364
Bajaj Auto Ltd.	82,886	4,269,643
Cipla Ltd. (b)	606,397	7,504,564
Dr. Reddy's Laboratories Ltd.	144,772	9,182,423
Dr. Reddy's Laboratories Ltd. sponsored ADR	95	5,942
HCL Technologies Ltd.	1,295,473	17,860,271
Hero Motocorp Ltd.	156,862	5,830,459
Hindalco Industries Ltd.	1,759,324	10,526,103
Infosys Ltd.	1,708,144	37,262,947
Infosys Ltd. sponsored ADR	3	66
ITC Ltd.	3,524,392	9,716,036
Jindal Steel & Power Ltd. (b)	480,610	2,791,143
Lupin Ltd.	286,813	4,272,286
Mahindra & Mahindra Ltd.	947,902	9,474,749
Maruti Suzuki India Ltd.	158,630	14,888,626
NTPC Ltd.	5,740,485	9,126,895
Oil & Natural Gas Corp. Ltd.	4,407,556	6,835,718
Reliance Industries Ltd.	143,197	3,920,300
State Bank of India	1,850,107	10,745,744
Sun Pharmaceutical Industries Ltd.	1,288,644	13,415,376
Tata Motors Ltd. (b)	2,553,252	10,120,993
Tata Motors Ltd. sponsored ADR (b)	89	1,752
Tech Mahindra Ltd.	738,648	12,017,617
Vedanta Ltd.	1,526,912	6,199,579
Vedanta Ltd. sponsored ADR	15	240
Wipro Ltd.	1,721,009	13,592,183

TOTAL INDIA		223,851,003

Indonesia - 1.1%
PT Astra International Tbk	24,157,000	7,883,909
PT Indofood Sukses Makmur Tbk	5,238,300	2,200,358
PT Telekomunikasi Indonesia Tbk Series B	42,369,200	9,497,436

TOTAL INDONESIA		19,581,703

Korea (South) - 14.6%
BNK Financial Group, Inc.	350,457	2,356,121
GS Engineering & Construction Corp.	89,514	3,420,566
Hana Financial Group, Inc.	362,740	13,672,450
Hankook Tire Co. Ltd.	95,784	4,017,451
Hanwha Corp.	74,905	1,939,618
Hyundai Mobis	80,386	18,583,980
Hyundai Motor Co.	95,901	18,135,968
Industrial Bank of Korea	374,743	3,348,358
KB Financial Group, Inc.	463,719	20,551,654
Kia Corp.	312,110	22,634,717
KT&G Corp.	49,971	3,567,623
LG Electronics, Inc.	139,584	19,071,168
LS Corp.	33,472	2,110,946
POSCO	81,513	25,869,320
Samsung Electronics Co. Ltd.	1,174,975	80,012,784
Shinhan Financial Group Co. Ltd.	616,476	20,848,836
Woori Financial Group, Inc.	655,136	6,166,267

TOTAL KOREA (SOUTH)		266,307,827

Kuwait - 0.6%
Agility Public Warehousing Co. KSC	1,562,746	5,128,532
Mobile Telecommunication Co.	2,560,899	5,037,415
National Bank of Kuwait	114,707	341,315

TOTAL KUWAIT		10,507,262

Luxembourg - 0.2%
Ternium SA sponsored ADR	64,038	3,114,808
Malaysia - 1.4%
Axiata Group Bhd	5,408,000	4,780,057
CIMB Group Holdings Bhd	5,866,020	6,185,732
Gamuda Bhd (b)	3,034,800	2,013,611
IHH Healthcare Bhd	3,770,600	5,039,380
PPB Group Bhd	809,800	3,473,313
Top Glove Corp. Bhd	4,520,500	4,263,410

TOTAL MALAYSIA		25,755,503

Mexico - 1.7%
Alfa SA de CV Series A	3,380,100	2,574,182
America Movil S.A.B. de CV Series L	28,648,500	24,005,374
Grupo Bimbo S.A.B. de CV Series A	1,552,500	3,578,208

TOTAL MEXICO		30,157,764

Netherlands - 0.2%
X5 Retail Group NV GDR (Reg. S)	134,513	4,355,531
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR (b)	235,762	1,947,394
Philippines - 0.6%
Ayala Corp.	303,280	4,432,764
International Container Terminal Services, Inc.	917,130	2,855,415
JG Summit Holdings, Inc.	3,634,960	4,075,638

TOTAL PHILIPPINES		11,363,817

Poland - 0.6%
KGHM Polska Miedz SA (Bearer)	124,055	6,266,347
PGE Polska Grupa Energetyczna SA (b)	971,480	2,188,825
Polish Oil & Gas Co. SA	1,955,045	3,189,984

TOTAL POLAND		11,645,156

Qatar - 0.7%
Qatar National Bank SAQ (b)	2,499,557	12,494,352
Russia - 2.9%
Gazprom OAO	7,949,900	30,985,125
Inter Rao Ues JSC	42,863,600	2,549,181
Mobile TeleSystems OJSC sponsored ADR	536,556	4,609,016
Surgutneftegas OJSC	22,643,300	10,061,109
VTB Bank OJSC	6,033,100,048	4,016,912

TOTAL RUSSIA		52,221,343

Saudi Arabia - 2.6%
Etihad Etisalat Co.	455,807	3,907,369
Jarir Marketing Co.	71,031	3,810,643
Mobile Telecommunications Co. Saudi Arabia (b)	532,123	2,014,758
Riyad Bank	1,413,159	9,872,218
Saudi Telecom Co.	682,834	24,397,333
The Savola Group	316,076	3,615,524

TOTAL SAUDI ARABIA		47,617,845

Singapore - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	3,163,200	3,198,335
South Africa - 4.4%
African Rainbow Minerals Ltd.	110,426	2,253,101
Aspen Pharmacare Holdings Ltd. (b)	457,544	5,639,022
Foschini Ltd. (b)	395,102	4,178,555
Impala Platinum Holdings Ltd.	951,798	17,157,528
Kumba Iron Ore Ltd.	66,145	3,512,519
Life Healthcare Group Holdings Ltd. (b)	1,569,196	2,523,352
MTN Group Ltd. (b)	2,071,613	14,904,443
Naspers Ltd. Class N	22,725	4,385,477
Nedbank Group Ltd. (b)	455,454	5,262,920
Sibanye Stillwater Ltd.	3,320,078	14,469,545
Vodacom Group Ltd.	737,550	6,576,472

TOTAL SOUTH AFRICA		80,862,934

Taiwan - 14.6%
Acer, Inc.	3,682,000	3,597,897
Asia Cement Corp.	2,883,000	5,356,855
ASUSTeK Computer, Inc.	843,000	10,608,971
AU Optronics Corp.	10,814,000	8,023,491
Catcher Technology Co. Ltd.	920,000	6,104,496
Compal Electronics, Inc.	4,738,000	3,668,515
Far Eastern New Century Corp.	4,655,000	4,937,765
Foxconn Technology Co. Ltd.	1,196,000	2,648,147
Fubon Financial Holding Co. Ltd.	8,778,000	23,619,481
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,835,000	30,991,661
Innolux Corp.	11,733,000	7,882,270
Lite-On Technology Corp.	2,670,000	6,142,743
Pegatron Corp.	2,670,000	6,443,048
Pou Chen Corp.	3,060,000	3,873,964
Powertech Technology, Inc.	885,000	3,510,403
Quanta Computer, Inc.	3,360,000	9,316,684
Radiant Opto-Electronics Corp.	562,000	2,127,029
Shin Kong Financial Holding Co. Ltd.	14,311,000	4,703,026
Shin Kong Financial Holding Co. Ltd. rights (b)	766,309	26,606
Taiwan Semiconductor Manufacturing Co. Ltd.	3,719,000	77,800,356
TECO Electric & Machinery Co. Ltd.	1,757,300	1,957,608
Unified-President Enterprises Corp.	6,178,000	16,218,289
United Microelectronics Corp.	12,519,000	26,204,382

TOTAL TAIWAN		265,763,687

Thailand - 1.3%
Advanced Information Service PCL NVDR	1,293,600	7,066,379
Charoen Pokphand Foods PCL:
unit	3,532,300	2,794,881
(For. Reg.)	614,000	485,819
Kasikornbank PCL:
NVDR	1,316,700	4,127,209
(For. Reg.)	84,800	265,806
Siam Commercial Bank PCL:
unit	1,676,300	4,769,752
(For. Reg.)	4,400	12,520
Thai Beverage PCL	10,317,100	4,949,345

TOTAL THAILAND		24,471,711

Turkey - 0.2%
Eregli Demir ve Celik Fabrikalari T.A.S.	277,616	658,951
Koc Holding A/S	1,316,918	3,213,367

TOTAL TURKEY		3,872,318

United Arab Emirates - 0.7%
Emirates NBD Bank PJSC	1,426,234	5,203,037
Emirates Telecommunications Corp. (a)	1,213,906	7,534,965

TOTAL UNITED ARAB EMIRATES		12,738,002

TOTAL COMMON STOCKS
(Cost $1,614,580,019)		1,774,163,472

Nonconvertible Preferred Stocks - 1.8%
Brazil - 1.4%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,678,100	3,847,072
Metalurgica Gerdau SA (PN)	981,700	2,685,974
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	3,692,400	19,077,902

TOTAL BRAZIL		25,610,948

Colombia - 0.2%
Bancolombia SA (PN)	373,662	2,678,650
Russia - 0.2%
AK Transneft OAO	1,879	4,179,623
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $30,253,139)		32,469,221

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.06% (d)
(Cost $67,751,650)	67,738,103	67,751,650
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $1,712,584,808)		1,874,384,343
NET OTHER ASSETS (LIABILITIES) - (2.9)%(e)		(52,174,275)
NET ASSETS - 100%		$1,822,210,068

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	253	Sept. 2021	$16,162,905	$(912,069)	$(912,069)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Level 3 security

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,292,980 or 2.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes $1,073,250 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,668
Fidelity Securities Lending Cash Central Fund	35
Total	$5,703

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$10,264,097	$360,188,506	$302,700,928	$(25)	$--	$67,751,650	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	--	3,257,459	3,257,459	--	--	--	0.0%
Total	$10,264,097	$363,445,965	$305,958,387	$(25)	$--	$67,751,650

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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